Supplement to Statement of Additional Information dated August 12, 1996
         Scudder Micro Cap Fund

Supplement to Statements of Additional Information dated September 9, 1996
         Scudder 21st Century Growth Fund
         Scudder Classic Growth Fund

The following text modifies the text under "Specialized Investment Techniques -- Repurchase Agreements":

Some repurchase commitment transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.





July 9, 1997